SCHEDULE OF INVESTMENTS

Ivy Value Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Advertising – 2.4%
Omnicom Group, Inc.	328	$26,542

Cable & Satellite – 3.5%
Comcast Corp., Class A(A)	866	38,922

Total Communication Services - 5.9%		65,464

Consumer Discretionary

Automotive Retail – 2.5%
AutoZone, Inc.(B)	23	27,555

General Merchandise Stores – 2.8%
Target Corp.	243	31,206

Home Improvement Retail – 2.5%
Lowe’s Co., Inc.(A)	235	28,132

Total Consumer Discretionary - 7.8%		86,893

Consumer Staples

Drug Retail – 3.5%
CVS Caremark Corp.	525	38,995

Hypermarkets & Super Centers – 3.7%
Wal-Mart Stores, Inc.	349	41,523

Tobacco – 3.4%
Philip Morris International, Inc.	447	38,018

Total Consumer Staples - 10.6%		118,536

Energy

Oil & Gas Refining & Marketing – 5.6%
Phillips 66	280	31,228
Valero Energy Corp.	342	32,066
		63,294

Oil & Gas Storage & Transportation – 2.4%
Energy Transfer L.P.	2,073	26,593

Total Energy - 8.0%		89,887

Financials

Asset Management & Custody Banks – 2.4%
Ameriprise Financial, Inc.	158	26,253

Consumer Finance – 5.4%
Capital One Financial Corp.	313	32,211
Synchrony Financial	789	28,408
		60,619

Diversified Banks – 4.5%
Bank of America Corp.	1,436	50,583

Mortgage REITs – 5.0%
AGNC Investment Corp.	1,918	33,905
Annaly Capital Management, Inc.	2,392	22,537
		56,442

Other Diversified Financial Services – 6.9%
Citigroup, Inc.	585	46,736
Fidelity National Information Services, Inc.	217	30,210
		76,946

Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	276	31,025

Reinsurance – 2.1%
Reinsurance Group of America, Inc.	144	23,513

Total Financials - 29.1%		325,381

Health Care

Biotechnology – 2.6%
Amgen, Inc.	123	29,579

Health Care Facilities – 2.8%
HCA Holdings, Inc.	208	30,804

Pharmaceuticals – 2.5%
GlaxoSmithKline plc ADR	601	28,250

Total Health Care - 7.9%		88,633

Industrials

Aerospace & Defense – 2.4%
Northrop Grumman Corp.	80	27,380

Airlines – 2.4%
Southwest Airlines Co.(A)	504	27,222

Electrical Components & Equipment – 1.4%
Eaton Corp.	166	15,733

Industrial Machinery – 1.4%
Parker Hannifin Corp.	74	15,251

Total Industrials - 7.6%		85,586

Information Technology

Application Software – 2.6%
NXP Semiconductors N.V.	231	29,410

Semiconductor Equipment – 2.6%
Lam Research Corp.	98	28,597

Semiconductors – 2.4%
Broadcom Corp., Class (A)	86	27,083

Systems Software – 2.1%
Microsoft Corp.(A)	151	23,828

Total Information Technology - 9.7%		108,918

Materials

Diversified Metals & Mining – 1.9%
BHP Billiton Ltd. ADR(C)	396	21,687

Paper Packaging – 0.6%
Graphic Packaging Holding Co.	410	6,820

Total Materials - 2.5%		28,507

Real Estate

Health Care REITs – 2.7%
Welltower, Inc.	366	29,940

Total Real Estate - 2.7%		29,940

Utilities

Electric Utilities – 5.2%
Evergy, Inc.	356	23,198

Exelon Corp.	775	35,310
		58,508
Total Utilities - 5.2%		58,508

TOTAL COMMON STOCKS – 97.0%		$1,086,253
(Cost: $842,473)

SHORT-TERM SECURITIES
Money Market Funds (E) - 4.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (D)	19,922	19,922
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	31,613	31,613
		51,535

TOTAL SHORT-TERM SECURITIES – 4.6%		$51,535
(Cost: $51,535)

TOTAL INVESTMENT SECURITIES – 101.6%		$1,137,788
(Cost: $894,008)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6)%		(17,905)

NET ASSETS – 100.0%		$1,119,883

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $58 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(B)	No dividends were paid during the preceding 12 months.
(C)	All or a portion of securities with an aggregate value of $19,522 are on loan.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at December 31, 2019.

The following written options were outstanding at December 31, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Lam Research Corp.	N/A	Call	121	12	March 2020	$310.00	$144	$(117)
Reinsurance Group of America, Inc.	N/A	Put	178	18	January 2020	135.00	60	(2)
	N/A	Put	178	18	January 2020	140.00	90	(9)
	Goldman Sachs International	Put	357	35	January 2020	145.00	214	(6)

							$508	$(134)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,086,253	$—	$—
Short-Term Securities	51,535	—	—

Total	$1,137,788	$—	$—

Liabilities
Written Options	$117	$17	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$894,008

Gross unrealized appreciation	245,488

Gross unrealized depreciation	(1,708)

Net unrealized appreciation	$243,780